Trade receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade And Other Receivables [Abstract]
Summary of Trade Receivables
	December 31,
	2020	2019	2018
	£000s	£000s	£000s
Trade receivables	29,306	4	-